Form N-PX

                     Annual Report of Proxy Voting Record of

                       Mercantile Absolute Return Fund LLC


                 Investment Company Act File Number: 811-211088

                                   Registrant
                       Mercantile Absolute Return Fund LLC
                          Two Hopkins Plaza, 12th Floor
                               Baltimore, MD 21201
                                 (410) 237-5223

                                Agent for Service
                                  Scott Liotta
                          Two Hopkins Plaza, 12th Floor
                               Baltimore, MD 21201

             Date of Reporting Period: July 1, 2004 to June 30, 2005

         Name of Issuer:       Cerberus Partners, LP
         Cusip Number:         N/A
         Ticker Symbol:        N/A
         Meeting Date:         Feb. 11, 2005
         Matter Voted On:      1. Raise the Partnership's management
                               fee from 1% to 1.5% per annum or .375% per
                               quarter effective April 1, 2005.
                               2. General Partner would have the right to
                               suspend redemptions when the GP determines the
                               disposal of investments would be prejudicial to
                               the non-redeeming Ltd. Partners, market events
                               have created compelling investment opportunities
                               and the pending redemptions would impair the
                               ability to take advantage of this, and the
                               Partnership's ability to liquidate its portfolio
                               is restricted b/c of unusual market closures or
                               suspensions in trading.
                               3. Propose to change the initial lock-up of
                               investors to 25 months effective Feb. 1, 2005.
         Proposed by:          Issuer
         Did the Fund Voted on Matter:      YES
         How the Fund Voted:   In Favor
         With or Against Management:        With management


                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Scott Liotta
Treasurer
Date: August 30, 2005